Net Loss Per Share - Schedule of Reconciliation Of Net Loss Available To Common Stockholders And The Computation Of Bsic And Diluted Loss Per Share (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (11,552)	$ (11,808)	$ (12,007)	$ (21,002)	$ (23,360)	$ (33,009)	$ (55,319)	$ (19,862)
Weighted-average shares used in computing net loss per share, basic (in shares)	13,446,622		2,909,105		8,336,451	2,883,582	14,881,325	13,862,582
Weighted-average shares used in computing net loss per share, diluted (in shares)	13,446,622		2,909,105		8,336,451	2,883,582	14,881,325	13,862,582
Net loss per share attributable to common stockholders, diluted (in shares)	$ (0.86)		$ (4.13)		$ (2.8)	$ (11.45)	$ (3.72)	$ (1.43)
Net loss per share attributable to common stockholders, basic (in shares)	$ (0.86)		$ (4.13)		$ (2.8)	$ (11.45)	$ (3.72)	$ (1.43)